Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000222167
Shareholder Report [Line Items]
Fund Name	Cutler Equity Fund
Trading Symbol	DIVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.
Additional Information Phone Number	(800) 228-8537
Additional Information Website	https://funddocs.filepoint.com/cutler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,727	$10,138	$9,687
Dec-2016	$11,179	$11,351	$11,372
Dec-2017	$13,172	$13,829	$13,119
Dec-2018	$12,328	$13,223	$11,944
Dec-2019	$15,372	$17,386	$15,758
Dec-2020	$16,845	$20,585	$15,972
Dec-2021	$21,010	$26,494	$19,949
Dec-2022	$20,317	$21,696	$18,907
Dec-2023	$21,770	$27,399	$23,110
Dec-2024	$24,494	$34,254	$25,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	12.51%	9.77%	9.37%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 195,366,033
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 736,606
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$195,366,033 Number of Portfolio Holdings33 Advisory Fee (net of waivers & recoupments)$736,606 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.